UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-9533

Colonial Insured Municipal Fund
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	11/30/2007

Date of reporting period:	2/28/2007

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
February 28, 2007 (Unaudited)	Colonial Insured Municipal Fund

	Par ($)	Value ($)*
Municipal Bonds – 155.4%
EDUCATION – 5.7%
Education – 2.4%
AR University Revenue
Construction UAMS Campus,
Series 2004 B,
Insured: MBIA
5.000% 11/01/28	1,475,000	1,570,565
Education Total		1,570,565
Student Loan – 3.3%
MT Higher Education Student Assistance Corp.
Series 1999 B, AMT,
6.400% 12/01/32	2,000,000	2,108,680
Student Loan Total		2,108,680
EDUCATION TOTAL		3,679,245
HEALTH CARE – 8.5%
Continuing Care Retirement – 0.9%
NY Dormitory Authority
Miriam Osborn Memorial Home,
Series 2000 B,
Insured: ACA
6.875% 07/01/19	500,000	553,105
Continuing Care Retirement Total		553,105
Health Services – 3.3%
WI Health & Educational Facilities Authority
Marshfield Clinic,
Series 1999,
Insured: RAD
6.250% 02/15/29	2,000,000	2,140,600
Health Services Total		2,140,600
Hospitals – 4.3%
CO Health Facilities Authority
Parkview Medical Center, Inc.,
Series 2001,
6.600% 09/01/25	400,000	440,400
NV Henderson
Catholic Healthcare West,
Series 1999 A,
6.750% 07/01/20	60,000	65,418
OK Industries Authority
Health Systems Obligation Group,
Series 1999 A,
Insured: MBIA
5.750% 08/15/29	1,155,000	1,212,715
WI Health & Educational Facilities Authority
Thedacare, Inc.,
Series 2005,
Insured: AMBAC

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
4.500% 12/15/25	1,000,000	1,007,170
Hospitals Total		2,725,703
HEALTH CARE TOTAL		5,419,408
HOUSING – 5.1%
Assisted Living/Senior – 1.1%
DE Kent County
Heritage at Dover,
Series 1999, AMT,
7.625% 01/01/30	230,000	214,268
NC Medical Care Commission
DePaul Community Facilities, Inc.,
Series 1999,
7.625% 11/01/29	465,000	487,915
Assisted Living/Senior Total		702,183
Multi-Family – 0.8%
FL Broward County Housing Finance Authority
Chaves Lake Apartments Ltd.,
Series 2000 A, AMT,
7.500% 07/01/40	250,000	265,845
FL Clay County Housing Finance Authority
Breckenridge Commons Ltd.,
Series 2000 A, AMT,
7.450% 07/01/40	245,000	259,097
Multi-Family Total		524,942
Single-Family – 3.2%
AK Housing Finance Corp.
Series 1999,
Insured: FHA
6.150% 06/01/39	1,575,000	1,637,685
CA Rural Home Mortgage Finance Authority
Series 1998 A, AMT,
Guarantor: GNMA
6.350% 12/01/29	50,000	51,033
CO Housing & Finance Authority
Series 2000 B-2, AMT,
7.250% 10/01/31	65,000	65,471
OK Housing Finance Agency
Series 2000 C-2, AMT,

	Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
7.550% 09/01/28	280,000	284,539
Single-Family Total		2,038,728
HOUSING TOTAL		3,265,853
INDUSTRIALS – 3.2%
Oil & Gas – 3.2%
NV Clark County Industrial Development Authority
Southwest Gas Corp.,
Series 2005 A, AMT,
Insured: AMBAC
4.850% 10/01/35	2,000,000	2,049,060
Oil & Gas Total		2,049,060
INDUSTRIALS TOTAL		2,049,060
OTHER – 8.9%
Other – 3.3%
AL Incentives Financing Authority
Series 1999 A,
Insured: AMBAC
6.000% 10/01/29	2,000,000	2,144,340
Other Total		2,144,340
Pool/Bond Bank – 1.7%
UT Water Finance Agency
Series 2002 B,
Insured: AMBAC
5.125% 07/01/23	1,000,000	1,057,020
Pool/Bond Bank Total		1,057,020
Refunded/Escrowed(a) – 3.9%
CA Morgan Hill Unified School District
Series 2002,
Escrowed to Maturity,
Insured: FGIC
(b) 08/01/21	1,000,000	551,380
NV Henderson
Catholic Healthcare West,
Series 1999 A,
Pre-refunded 07/01/10,
6.750% 07/01/20	440,000	485,540
NY Suffolk County Industrial Development Agency
Series 1999 A,
Pre-refunded 11/01/09,
7.200% 11/01/19	550,000	600,639
WA Health Care Facilities Authority
Kadlec Medical Center,
Series 2001,
Pre-refunded 12/01/10,
Insured: RAD
5.875% 12/01/21	300,000	322,788

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
WV Hospital Finance Authority
Charleston Area Medical Center,
Series 2000,
Pre-refunded 09/01/10,
6.750% 09/01/30	500,000	554,315
Refunded/Escrowed Total		2,514,662
OTHER TOTAL		5,716,022
RESOURCE RECOVERY – 1.2%
Disposal – 1.2%
CA Salinas Valley Solid Waste Authority
Series 2002, AMT,
Insured: AMBAC
5.125% 08/01/22	750,000	785,880
Disposal Total		785,880
RESOURCE RECOVERY TOTAL		785,880
TAX-BACKED – 59.7%
Local Appropriated – 4.2%
IL Chicago Park District
Series 2004 A,
Insured: AMBAC
5.000% 01/01/25	1,000,000	1,063,020
IN Carmel Industrial School Building Corp.
First Mortgage,
Series 2003,
Insured: MBIA
5.000% 07/15/22	1,000,000	1,073,830
OK Grady County Industrial Authority
Series 1999,
Insured: MBIA
6.000% 11/01/29	500,000	533,435
Local Appropriated Total		2,670,285
Local General Obligations – 13.4%
CA Empire Unified School District No. 1987-1-A
Series 2002,
Insured: AMBAC
(b) 10/01/18	1,665,000	1,036,613
CA Union Elementary School District
Series 1999 A,
Insured: FGIC
(b) 09/01/16	1,400,000	957,376
IL Chicago
Series 2005 A,
Insured: FSA
5.000% 01/01/26	1,000,000	1,065,300

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
IL Coles & Cumberland Counties Unified School District
Series 2000,
Insured: FSA
(b) 12/01/14	2,080,000	1,528,571
MI Detroit City School District
Series 2005 A,
Insured: FSA
5.250% 05/01/30	1,500,000	1,766,355
OR Clackamas County School District No. 7J
Lake Oswego,
Series 2005,
Insured: FSA
5.250% 06/01/25	1,000,000	1,165,060
WA King County Public Hospital District No. 002
Evergreen Hospital Medical Center,
Series 2006,
Insured: MBIA
5.000% 12/01/26	1,000,000	1,069,230
Local General Obligations Total		8,588,505
Special Non-Property Tax – 28.3%
LA Ernest N. Moria Exhibition Hall Authority
Special Tax,
Series 2004,
Insured: AMBAC
5.000% 07/15/23	2,000,000	2,139,660
MA Bay Transportation Authority
Sales Tax Revenue,
Series 2005 B,
Insured: MBIA
5.500% 07/01/28	1,000,000	1,212,270
MI Trunk Line Department of Treasury
Series 2004,
Insured: FSA
5.250% 11/01/21	1,000,000	1,149,710
NJ Economic Development Authority
Motor Vehicle Revenue,
Series 2004 A,
Insured: MBIA
5.250% 07/01/26(c)	2,000,000	2,337,320
NM County of Bernalillo
Gross Receipts,
Series 2005,
Insured: AMBAC
5.250% 10/01/26	2,000,000	2,346,240
NY Urban Development Corp.
State Personal Income Tax,
Series 2004 A-2,
Insured: MBIA
5.500% 03/15/22	1,000,000	1,175,800

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
PR Commonwealth of Puerto Rico Convention Center Authority
Series 2006,
Insured: AMBAC
5.000% 07/01/20	1,000,000	1,094,400
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2002 E,
Insured: FSA:
5.500% 07/01/21	1,000,000	1,176,850
5.500% 07/01/23	1,000,000	1,186,600
Series 2005 L,
Insured: MBIA
5.250% 07/01/35	1,000,000	1,195,420
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 A,
Insured: FGIC
5.500% 07/01/24	1,125,000	1,339,222
Series 2005 C,
Insured: AMBAC
5.500% 07/01/23	1,500,000	1,779,900
Special Non-Property Tax Total		18,133,392
Special Property Tax – 4.0%
CA Huntington Park Public Financing Authority
Series 2004,
Insured: FSA
5.250% 09/01/19	1,190,000	1,319,984
CA Pittsburg Redevelopment Agency
Los Medanos Project,
Series 1999,
Insured: AMBAC
(b) 08/01/26	2,500,000	1,085,750
FL Lexington Oaks Community Development District
Series 2000 A,
7.200% 05/01/30	180,000	184,107
Special Property Tax Total		2,589,841
State Appropriated – 5.2%
NJ Economic Development Authority
Revenue Refunding School Facilities Construction,
Series 2005 N-1,
Insured: FGIC
5.500% 09/01/27	1,000,000	1,210,130
OK Capital Improvement Authority
Higher Education,
Series 2005 F,
Insured: AMBAC
5.000% 07/01/30	1,000,000	1,068,090

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
PA Commonwealth Financing Authority
Series 2005 A,
Insured: MBIA
5.000% 06/01/25	1,000,000	1,073,320
State Appropriated Total		3,351,540
State General Obligations – 4.6%
CA State
Series 2002,
Insured: AMBAC
6.000% 04/01/16	500,000	587,155
MA State
Series 2004 C,
Insured: AMBAC
5.500% 12/01/24	2,000,000	2,390,000
State General Obligations Total		2,977,155
TAX-BACKED TOTAL		38,310,718
TRANSPORTATION – 33.9%
Air Transportation – 6.5%
FL Miami-Dade County Industrial Development Authority
Airis Miami II, LLC,
Series 1999 A, AMT,
Insured: AMBAC
6.000% 10/15/25	1,000,000	1,060,430
MA Port Authority
US Airways, Inc.,
Series 1999, AMT,
Insured: MBIA
6.000% 09/01/21	2,500,000	2,634,100
NC Charlotte/Douglas International Airport
US Airways, Inc.:
Series 1998, AMT,
5.600% 07/01/27	200,000	204,352
Series 2000, AMT,
7.750% 02/01/28	250,000	271,730
Air Transportation Total		4,170,612
Airports – 11.8%
DC Metropolitan Washington Airports Authority
Series 2003 A, AMT,
Insured: FGIC
5.500% 10/01/19	1,000,000	1,084,310
IN Indianapolis Local Public Improvement Bond Bank
Airport Authority Project,
Series 2005 B, AMT,
Insured: MBIA
5.250% 01/01/29	1,000,000	1,076,830
MO St. Louis Airport Revenue
Lambert-St.-Louis International Airport,
Series 2005,

	Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Airports – (continued)
Insured: MBIA
5.500% 07/01/27	1,000,000	1,199,590
NY Niagara Frontier Transportation Authority
Series 1999 A, AMT,
Insured: MBIA
5.625% 04/01/29	1,000,000	1,043,350
TN Memphis-Shelby County Airport Authority
Series 1999 D, AMT,
Insured: AMBAC
6.000% 03/01/24	3,000,000	3,194,220
Airports Total		7,598,300
Ports – 3.1%
TX Harris County Port of Houston Authority
Series 2005 B,
Insured: MBIA
4.125% 10/01/23	2,000,000	1,984,500
Ports Total		1,984,500
Toll Facilities – 7.9%
CO Northwest Parkway Public Highway Authority
Series 2001 D,
7.125% 06/15/41	200,000	216,010
NY Thruway Authority
Second General Highway & Bridge Trust Fund:
Series 2005 A,
Insured: MBIA
5.000% 04/01/24	1,000,000	1,074,230
Series 2005 B,
Insured: AMBAC
5.500% 04/01/20	1,000,000	1,168,390
NY Triborough Bridge & Tunnel Authority
Series 2002,
Insured: MBIA
5.500% 11/15/20	1,200,000	1,410,768
PA Turnpike Commission
Series 2005 A,
Insured: FSA
5.250% 07/15/25	1,000,000	1,168,700
Toll Facilities Total		5,038,098
Transportation – 4.6%
IN Transportation Finance Authority Highway Revenue
Series 2004 A,
Insured: FGIC
5.250% 06/01/20	1,000,000	1,085,880
NV Department of Business & Industry
Las Vegas Monorail Co.,

	Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – (continued)
Series 2000,
7.375% 01/01/40	250,000	264,153
NY Metropolitan Transportation Authority
Series 2002 A,
Insured: FSA
5.000% 11/15/30	1,500,000	1,575,855
Transportation Total		2,925,888
TRANSPORTATION TOTAL		21,717,398
UTILITIES – 29.2%
Investor Owned – 11.2%
CA Pollution Control Financing Authority
San Diego Gas & Electric Co.,
Series 1991 A, AMT,
6.800% 06/01/15	500,000	592,265
CO Adams County Pollution Control Revenue
Public Service Co., Colorado Project,
Series 2005 A,
Insured: MBIA
4.375% 09/01/17	1,000,000	1,034,620
HI Department of Budget & Finance
Hawaiian Electric Co.,
Series 1999 C, AMT,
Insured: AMBAC
6.200% 11/01/29	2,000,000	2,133,480
KY Boone County Pollution Control Revenue
Dayton Power & Light Co.,
Series 2005 A,
Insured: FGIC
4.700% 01/01/28	1,000,000	1,024,920
OH Air Quality Development Authority
Dayton Power & Light Co.,
Series 2006,
Insured: FGIC
4.800% 09/01/36	1,000,000	1,022,530
TX Brazos River Authority
Centerpoint Energy, Inc.,
Series 1998 A,
Insured: AMBAC
5.125% 05/01/19	1,100,000	1,136,168
TXU Energy Co., LLC,
Series 2003 C, AMT,
6.750% 10/01/38	215,000	237,575
Investor Owned Total		7,181,558
Joint Power Authority – 1.7%
SC Public Service Authority
Santee Cooper,
Series 2006 A,
Insured: MBIA

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Joint Power Authority – (continued)
5.000% 01/01/29	1,000,000	1,070,730
Joint Power Authority Total		1,070,730
Municipal Electric – 1.7%
CA Department of Water Resources
Series 2002 A,
Insured: AMBAC
5.500% 05/01/14	1,000,000	1,094,760
Municipal Electric Total		1,094,760
Water & Sewer – 14.6%
AZ Phoenix Civic Improvement Corp.
Series 2001,
Insured: FGIC
5.500% 07/01/21	1,000,000	1,174,430
FL Tallahassee Consolidated Utilities System
Series 2001,
Insured: FGIC
5.500% 10/01/19	1,360,000	1,583,679
MA Water Resources Authority
Series 2006 A,
Insured: AMBAC
5.000% 08/01/26	1,000,000	1,091,920
Series 2007 B,
Insured: FSA
5.250% 08/01/27	1,000,000	1,173,300
TX Corpus Christi Utility System Revenue
Series 2005 A,
Insured: AMBAC
5.000% 07/15/22	2,000,000	2,147,020
TX Houston Utility System Revenue
Series 2004 A,
Insured: FSA
5.250% 05/15/20	2,000,000	2,170,860
Water & Sewer Total		9,341,209
UTILITIES TOTAL		18,688,257
Total Municipal Bonds (cost of $93,898,106)		99,631,841

Shares
Municipal Preferred Stocks – 0.8%
HOUSING – 0.8%
Multi-Family – 0.8%
Charter Mac Equity Issuer Trust

	Shares	Value ($)
Municipal Preferred Stocks – (continued)
HOUSING – (continued)
Multi-Family – (continued)
7.100% 06/30/09(d)	500,000	528,240
Multi-Family Total		528,240
HOUSING TOTAL		528,240
Total Municipal Preferred Stocks (cost of $500,000)		528,240
Investment Company – 0.0%
Dreyfus Tax-Exempt Cash Management Fund	464	464
Total Investment Company (cost of $464)		464

	Par ($)
Short-Term Obligations – 0.3%
VARIABLE RATE DEMAND NOTES (e) – 0.3%
FL Orange County School Board
Series 2002 B,
Insured: MBIA,
SPA: SunTrust Bank N.A.
3.640% 08/01/27	100,000	100,000
WY Uinta County Pollution Control Revenue
Chevron USA, Inc. Project,
Series 1993,
3.640% 08/15/20	100,000	100,000
VARIABLE RATE DEMAND NOTES TOTAL		200,000

Total Short-Term Obligations (cost of $200,000)		200,000

Total Investments – 156.5% (cost of $94,598,570)(f)(g)	100,360,545

Auction Preferred Shares Plus Cumulative Unpaid Distributions - (58.2)%	(37,319,925)

Other Assets & Liabilities, Net – 1.7%	1,086,474

Net Assets – 100.0%	64,127,094

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)	The security pledged as collateral for open futures contracts.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the value of this security, which is not illiquid, represents 0.8% of net assets.

(e)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at February 28, 2007.

(f)	Cost for federal income tax purposes is $94,549,385.

(g)	Unrealized appreciation and depreciation at February 28, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$5,837,584	$(26,424)	$5,811,160

At February 28, 2007, the Fund held the following open short futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
10-Year U.S. Treasury Notes	50	$5,429,688	$5,400,228	Jun-2007	$(29,460)

Acronym	Name
ACA	ACA Financial Guaranty Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.
SPA	Stand-by Purchase Agreement

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)        There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial Insured Municipal Fund

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 26, 2007